UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21593

Kayne Anderson MLP Investment Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2013

Date of reporting period: August 31, 2013

Item 1: Schedule of Investments.

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 178.5%
Equity Investments(1) — 178.5%
Midstream MLP(2) — 148.1%
Access Midstream Partners, L.P.	2,598	$118,495
Atlas Pipeline Partners, L.P.	1,360	52,753
Buckeye Partners, L.P.	1,249	87,453
Buckeye Partners, L.P. — Class B Units(3)(4)(5)	984	68,855
Crestwood Midstream Partners LP	4,354	112,949
Crosstex Energy, L.P.	5,563	104,136
DCP Midstream Partners, LP	4,845	232,202
El Paso Pipeline Partners, L.P.	4,143	172,891
Enbridge Energy Management, L.L.C.(4)	236	7,081
Enbridge Energy Partners, L.P.	6,249	186,339
Energy Transfer Partners, L.P.(6)	5,382	275,921
Enterprise Products Partners L.P.(6)	8,868	526,928
Global Partners LP	2,050	69,259
Inergy, L.P.	4,329	59,481
Inergy Midstream, L.P.	5,790	134,564
Kinder Morgan Energy Partners, LP	2,486	202,727
Kinder Morgan Management, LLC(4)	3,952	315,546
Magellan Midstream Partners, L.P.	2,705	146,747
MarkWest Energy Partners, L.P.(7)	5,387	359,798
Niska Gas Storage Partners LLC	2,012	28,470
NuStar Energy L.P.	1,369	57,100
ONEOK Partners, L.P.	3,907	193,724
Phillips 66 Partners LP(8)	181	5,572
Plains All American Pipeline, L.P.(7)	6,902	348,955
PVR Partners, L.P.(7)	5,169	119,981
QEP Midstream Partners, LP(8)	519	11,755
Regency Energy Partners LP	8,797	237,772
Rose Rock Midstream, L.P.	24	787
Summit Midstream Partners, LP	1,003	33,091
Sunoco Logistics Partners L.P.	164	10,555
Tallgrass Energy Partners, LP	161	3,658
Targa Resources Partners L.P.	2,304	112,593
Tesoro Logistics LP	526	28,191
Western Gas Partners, LP	1,899	112,289
Williams Partners L.P.	6,790	334,947

		4,873,565

Midstream — 9.4%
Kinder Morgan, Inc.	1,447	54,877
ONEOK, Inc.	1,610	82,808
Plains All American GP LLC — Unregistered(3)(7)	24	108,280
Targa Resources Corp.	308	20,946
The Williams Companies, Inc.	1,185	42,944

		309,855

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Shipping MLP — 7.5%
Capital Product Partners L.P.	2,841	$25,170
Capital Products Partners L.P. — Class B Units(3)(9)	3,030	28,758
Golar LNG Partners LP	939	30,528
KNOT Offshore Partners LP	384	9,223
Navios Maritime Partners L.P.	1,286	18,145
Teekay LNG Partners L.P.	1,130	47,531
Teekay Offshore Partners L.P.	2,715	86,269

		245,624

Upstream MLP & Income Trust — 4.7%
BreitBurn Energy Partners L.P.	2,190	38,689
EV Energy Partners, L.P.	238	8,690
Legacy Reserves L.P.	682	18,388
LRR Energy, L.P.	317	4,769
Mid-Con Energy Partners, LP	2,127	50,696
Pacific Coast Oil Trust	578	10,502
SandRidge Mississippian Trust II	593	7,922
SandRidge Permian Trust	678	9,873
VOC Energy Trust	282	4,309

		153,838

General Partner MLP — 4.1%
Alliance Holdings GP L.P.	1,935	118,891
NuStar GP Holdings, LLC	320	7,574
Western Gas Equity Partners, LP	250	9,853

		136,318

Other — 4.7%
Alliance Resource Partners, L.P.	153	11,529
Clearwater Trust(3)(7)(10)	N/A	2,110
Emerge Energy Services LP(7)	267	7,694
Exterran Partners, L.P.	2,664	74,396
Natural Resource Partners L.P.	85	1,658
PetroLogistics LP	893	10,725
SunCoke Energy Partners, L.P.	997	22,955
USA Compression Partners, LP	964	23,612

		154,679

Total Equity Investments (Cost — $3,546,213)		5,873,879

Liabilities
Credit Facility		(13,000)
Senior Unsecured Notes		(1,175,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(399,000)
Current Tax Liability		(8,314)
Deferred Tax Liability		(973,375)
Other Liabilities		(34,768)

Total Liabilities		(2,603,457)
Other Assets		20,915

Total Liabilities in Excess of Other Assets		(2,582,542)

Net Assets Applicable to Common Stockholders		$3,291,337

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Includes limited liability companies.

(3)	Fair valued securities, restricted from public sale.

(4)	Distributions are paid-in-kind.

(5)	On September 1, 2013, all of the Buckeye Partners, L.P. Class B Units were converted into common units on a one-for-one basis. As of August 31, 2013, the Company valued the Class B Units at the same price as the common units.

(6)	In lieu of cash distributions, the Company has elected to receive distributions in additional units through the partnership’s dividend reinvestment program.

(7)	The Company believes that it is an affiliate of Clearwater Trust, Emerge Energy Services LP, MarkWest Energy Partners, L.P., PVR Partners, L.P., Plains All American Pipeline, L.P. and Plains All American GP LLC.

(8)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(9)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If CPLP increases the quarterly cash distribution per common unit, the distribution per Class B Unit will increase by an equal amount. If CPLP does not redeem the Class B Units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. CPLP may require that the Class B Units convert into common units after May 2015 if the common unit price exceeds $11.70 per unit, and the Class B Units are callable after May 2017 at a price of $9.27 per unit and after May 2019 at $9.00 per unit.

(10)	The Company owns an interest in the Creditors Trust of Miller Bros. Coal, LLC (“Clearwater Trust”) consisting of a coal royalty interest.

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At August 31, 2013, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000’s)	Cost Basis	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Buckeye Partners, L.P.
Class B Units	(2)	(3)	984	$45,006	$68,855	$70.00	2.1%	1.2%
Capital Products Partners L.P.
Class B Units	(2)	(3)	3,030	23,268	28,758	9.49	0.8	0.5
Clearwater Trust
Trust Interest	(4)	(5)	N/A	3,266	2,110	N/A	0.1	0.0
Plains All American GP LLC(6)
Common Units	(2)	(5)	24	29,308	108,280	4,457	3.3	1.8

Total				$100,848	$208,003		6.3%	3.5%

(1)	Securities are valued using inputs reflecting the Company’s own assumptions.

(2)	Securities acquired at various dates during the nine months ended August 31, 2013 and/or in prior fiscal years.

(3)	Unregistered or restricted security of a publicly-traded company.

(4)	On September 28, 2010, the Bankruptcy Court finalized the plan of reorganization of Clearwater Natural Resources, LP (“Clearwater”). As part of the plan of reorganization, the Company received an interest in the Clearwater Trust consisting of cash and a coal royalty interest as consideration for its unsecured loan to Clearwater.

(5)	Unregistered security of a private company or trust.

(6)	In determining the fair value for Plains GP LLC, the Company’s valuation is based on publicly available information. Robert V. Sinnott, the CEO of KACALP, is a member of Plains GP LLC’s board of directors. Certain private investment funds managed by KACALP may value its investment in Plains GP LLC based on non-public information, and, as a result, such valuation may be different than the Company’s valuation.

At August 31, 2013, the cost basis of investments for federal income tax purposes was $3,202,001. At August 31, 2013, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation of investments	$2,682,445
Gross unrealized depreciation of investments	(10,567)

Net unrealized appreciation	$2,671,878

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets measured at fair value on a recurring basis at August 31, 2013, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$5,873,879	$5,665,876	$—	$208,003

The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at August 31,2013.

For the nine months ended August 31, 2013, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2013.

Equity Investments
Balance — November 30, 2012	$129,311
Purchases	65,000
Issuances	3,595
Transfers out	(67,896)
Realized gains (losses)	—
Unrealized gains, net	77,993

Balance — August 31, 2013	$208,003

The $77,993 of unrealized gains presented in the table above for the nine months ended August 31, 2013 relate to investments that are still held at August 31, 2013.

The purchases of $65,000 for the nine months ended August 31, 2013 relate to the Company’s investment in Capital Products Partners L.P. (Class B Units) and Inergy Midstream, L.P. (Common Units). The issuances of $3,595 for the nine months ended August 31, 2013 relate to additional units received from Buckeye Partners, L.P. (Class B Units) and Crestwood Midstream Partners LP (Class C Units). The transfers out of $67,896 for the nine months ended August 31, 2013 relate to the Company’s investments in Crestwood Midstream Partners LP, Class C Units and Inergy Midstream, L.P., common units that became marketable during the fiscal second quarter of 2013.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Company.

The Company did not have any derivative instruments outstanding as of August 31, 2013. The following table sets forth the effect of the Company’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	For the Nine Months Ended August 31, 2013
		Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options	Options	$1,612	$(27)
Interest rate swap contracts	Interest rate swap contract	32	—

		$1,644	$(27)

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not concentrate in energy. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2013, the Company had the following investment concentrations.

Category	Percent of Total Assets
Securities of energy companies	99.3%
Equity securities	99.6%
MLP securities	90.5%
Largest single issuer	8.9%
Restricted securities	3.5%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 26, 2013 with a file number 811-21593.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2: Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and principal financial officer concluded that the registrants disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3: Exhibits.

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP INVESTMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: October 30, 2013

/S/ TERRY A. HART
Name: Terry A. Hart Title: Chief Financial Officer and Treasurer
Date: October 30, 2013